Segment Reporting - Schedule of Revenue by Major Type (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenue by Major Type [Line Items]
Revenues, total		$ 6,249,472	$ 5,884,401	$ 6,268,793
Financial printing services [Member]
Schedule of Revenue by Major Type [Line Items]
Revenues, total		4,417,324	4,008,312	4,875,865
Advisory services [Member]
Schedule of Revenue by Major Type [Line Items]
Revenues, total		1,203,031	1,623,580	1,151,751
Other [Member]
Schedule of Revenue by Major Type [Line Items]
Revenues, total	[1]	$ 629,117	$ 252,509	$ 241,177

[1]	Other are the standalone annual general meeting and extraordinary general meeting supporting service and other standalone services.